Shareholder Report, Average Annual Return (Details) 190428_GuideMark Core Fixed Income Fund_Service Shares_TSR Annual {Service Shares}	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Service Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	GuideMark Core Fixed Income Fund Service Shares
Average Annual Return, Percent	3.68%	(0.19%)	1.24%
Bloomberg U.S. Aggregate Bond Index_
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	4.35%	0.31%	1.70%